Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO ($) [1]	Summary Compensation Table Total for Second PEO ($) [2]	Compensation Actually Paid to First PEO ($) 1 3	Compensation Actually Paid to Second PEO ($) 2 3	Average Summary Compensation Table Total for Non-PEO NEOs ($) [4]	Average Compensation Actually Paid to Non-PEO NEOs ($) 4 5	Total Shareholder Return ($) [6]	Peer Group Total Shareholder Return ($) [7]	Net Income (loss) ($, in thousands) [8]	Adjusted EBITDA ($, in thousands)[9]
2025	6,668,231	N/A	8,180,884	N/A	2,189,850	2,365,528	166.90	131.30	117,275	302,554
2024	4,968,400	N/A	8,369,224	N/A	2,197,234	3,270,881	142.80	124.68	66,450	230,283
2023	1,916,628	N/A	2,832,321	N/A	2,074,150	2,235,642	86.34	96.55	9,952	160,062
2022	1,114,060	N/A	(10,603,081)	N/A	910,478	(5,481,343)	76.85	68.46	(19,253)	91,181
2021	62,432,892	1,500,060	84,765,609	1,500,060	35,049,344	47,823,598	138.79	109.67	(117,931)	84,132

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Ms. Barone has served as our Principal Executive Officer (PEO) since January 1, 2024. Jonathan “Joth” Ricci served as our PEO from February 2021 to December 31, 2023. Amounts in this column reflect Ms. Barone’s total compensation reported for 2025 and 2024, and Mr. Ricci’s total compensation reported for 2021, 2022, and 2023 in the “Total” column of the Summary Compensation Table. Mr. Boersma served as our PEO from February 2019 to February 2021. Amounts in this column reflect Mr. Boersma’s total compensation reported for 2021 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding each PEO during the applicable year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the named executive officers included in such group for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Brian Maxwell and John Graham; (ii) for 2022, Travis Boersma, Charles Jemley, Brian Maxwell, and John Graham; (iii) for 2023, Travis Boersma, Christine Barone, Charles Jemley, and Tana Davila; (iv) for 2024, Joshua Guenser, Sumi Ghosh, Victoria Tullett, Tana Davila, and Charles Jemley; and (v) for 2025, Joshua Guenser, Victoria Tullett, Tana Davila, and Sumi Ghosh.
Peer Group Issuers, Footnote			Represents peer group TSR. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Index (SP500.25).
PEO Total Compensation Amount			$ 6,668,231	$ 4,968,400	$ 1,916,628	$ 1,114,060
PEO Actually Paid Compensation Amount			$ 8,180,884	8,369,224	2,832,321	(10,603,081)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Ms. Barone or Mr. Boersma, as applicable, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Barone or Mr. Boersma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each of their total compensation for each applicable year to determine the compensation actually paid:

2025
Christine Barone ($)
Summary Compensation Table Total	6,668,231
Subtract Summary Compensation Table Value of Stock Awards	(3,931,225)
Add Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	2,805,011
Add Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End*	789,306
Add Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—
Add Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	1,849,561
Compensation Actually Paid	8,180,884
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, neither Mr. Boersma nor Ms. Barone was granted or held any option awards during 2025, 2024, 2023, 2022, or 2021, and no stock awards held by either Mr. Boersma or Ms. Barone were forfeited due to a failure to vest in 2025, 2024, 2023, 2022, or 2021.

Non-PEO NEO Average Total Compensation Amount			$ 2,189,850	2,197,234	2,074,150	910,478	$ 35,049,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,365,528	3,270,881	2,235,642	(5,481,343)	47,823,598
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding each PEO during the applicable year) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such group of named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding each PEO during the applicable year) for each year to determine the compensation actually paid:

2025
Non-PEO NEOs ($)
Average Summary Compensation Table Total	2,189,850
Subtract Average Summary Compensation Table Value of Stock Awards	(1,089,226)
Add Average Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	601,888
Add Average Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End*	212,819
Add Average Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—
Add Average Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	450,197
Average Compensation Actually Paid	2,365,528
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, none of the applicable named executive officers was granted or held any option awards during 2025, 2024, 2023, 2022, or 2021, and no stock awards held by any of the applicable named executive officers for 2025, 2024, 2023, 2022 and 2021 were forfeited due to a failure to vest during such years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Total Revenue

Total Shareholder Return Amount			$ 166.90	142.80	86.34	76.85	138.79
Peer Group Total Shareholder Return Amount			131.30	124.68	96.55	68.46	109.67
Net Income (Loss)			$ 117,275,000	$ 66,450,000	$ 9,952,000	$ (19,253,000)	$ (117,931,000)
Company Selected Measure Amount			302,554,000	230,283,000	160,062,000	91,181,000	84,132,000
PEO Name	Mr. Boersma	Jonathan “Joth” Ricci	Ms. Barone	Ms. Barone	Jonathan “Joth” Ricci	Jonathan “Joth” Ricci
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 (the year of our IPO). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
			Total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends have been declared on our Class A common stock to date. The measurement period for 2021 TSR commenced on September 15, 2021, the date our stock commenced trading on the New York Stock Exchange in connection with our IPO.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is defined as EBITDA, excluding equity-based compensation, expenses associated with equity offerings, expenses associated with credit facility refinancing, executive transition costs, (gain) loss on the remeasurement of the liability related to the TRAs, sale of an aircraft, and organization realignment and restructuring costs. Adjusted EBITDA is a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to the most comparable GAAP measure, see section “Non-GAAP Financial Measures” in Part II, Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our 2025 Annual Report. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Total Revenue
Ricci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,668,231				$ 62,432,892
PEO Actually Paid Compensation Amount							84,765,609
Boersma [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,500,060
PEO Actually Paid Compensation Amount							$ 1,500,060
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,931,225)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,805,011
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			789,306
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,849,561
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,089,226)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			601,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			212,819
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 450,197